Note 6 - Term Loans and Convertible Promissory Notes (Details Textual)										1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended		41 Months Ended
	May 31, 2019 USD ($)	May 03, 2019 shares	Sep. 27, 2018 USD ($)	Mar. 29, 2018 USD ($)	Nov. 01, 2016	Mar. 31, 2016 USD ($)	Jan. 29, 2016 USD ($)	Nov. 25, 2015	Nov. 24, 2015 USD ($) shares	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 20, 2019 USD ($)	Jan. 31, 2016 shares	Nov. 30, 2015 shares
Loans Payable, Total														$ 4,200,000									$ 4,200,000
Interest Expense, Total																					$ 2,641,000	$ 445,000	644,000	$ 515,000
Gain (Loss) on Extinguishment of Debt, Total															$ 11,000
Beneficial Conversion Feature, Conversion of Convertible Note
Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount											$ 3,200,000
Conversion of Notes into Series B Convertible Preferred Stock [Member] | Alliqua Biomedical, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares		367,041									367,041
Debt Instrument, Convertible, Beneficial Conversion Feature																			$ 2,100,000
Beneficial Conversion Feature, Conversion of Convertible Note																					2,100,000
Modified March 2019 and Modified December 2018 Notes [Member]
Debt Instrument, Convertible, Preferred Stock Proceeds Trigger																					$ 5,000,000		5,000,000
Debt Instrument, Convertible, Common Stock Proceeds Trigger																							$ 5,000,000
Debt Instrument, Convertible, Conversion Ratio																							80
Debt Instrument, Conversion to Cash in Case of Change in Control										200.00%				200.00%					200.00%		200.00%		200.00%		200.00%
Financing Threshold, Proceeds to Convert Notes to Equity																							$ 5,000,000
Modified March 2018 and Modified September 2018 Notes [Member]
Debt Instrument, Convertible, Conversion Ratio																							80
Debt Instrument, Conversion to Cash in Case of Change in Control														200.00%									200.00%
Gain (Loss) on Extinguishment of Debt, Total															11,000
Financing Threshold, Proceeds to Convert Notes to Equity																							$ 5,000,000
Debt Instrument, Conversion to Cash in Case of Change in Control, Premium														100.00%									100.00%
Voting Rights Transferred to be Considered a Change in Control														50.00%									50.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability										$ 0				$ 0					$ 0		$ 0		$ 0		$ 0
Amortization of Debt Discount (Premium)															641,000
Release of Derivative Liabilities															$ 653,000
Modified March 2018 and Modified September 2018 Notes [Member] | Convert Notes And Accrued Interest To Series B Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 0.3133
Convertible Promissory Note Issued On March292019 [Member]
Probability of Qualified Financing Occurring				30.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability				$ 496,000
Debt Instrument, Convertible, Remaining Discount Amortization Period				1 year
Debt Instrument, Unamortized Discount, Current				$ 496,000
Probability of Change in Control Occurring				15.00%
Convertible Promissory Note Issued September272018 [Member]
Probability of Qualified Financing Occurring			40.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 368,000
Debt Instrument, Convertible, Remaining Discount Amortization Period			1 year
Debt Instrument, Unamortized Discount, Current			$ 369,000
Probability of Change in Control Occurring			0.00%
Modified March 2018, September 2018, December 2018, and March 2019 Notes [Member]
Probability of Qualified Financing Occurring														0.00%	0.00%								0.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability										0									0		0				0
Amortization of Debt Discount (Premium)																							$ 223,000	0
Probability of Change in Control Occurring														0.00%	0.00%								0.00%
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									11,829																		131,810	197,715
Oxford Finance, LLC [Member]
Debt Instrument, Face Amount									$ 10,000,000
Oxford Finance, LLC [Member] | Term Loan A [Member]
Debt Instrument, Face Amount									3,000,000
Proceeds from Issuance of Debt									3,000,000
Debt Issuance Costs, Gross									141,000
Loans Payable, Total										1,400,000				$ 2,300,000					1,400,000		1,400,000		$ 2,300,000		1,400,000
Debt Issuance Costs, Net, Total									141,000
Long-term Debt, Total														2,300,000									2,300,000	2,800,000
Oxford Finance, LLC [Member] | Term Loan B [Member]
Debt Instrument, Face Amount									2,000,000
Proceeds from Issuance of Debt							$ 2,000,000																		2,000,000
Debt Issuance Costs, Gross										3,000									3,000		3,000				3,000
Loans Payable, Total										$ 1,000,000				1,500,000					1,000,000		1,000,000		1,500,000		1,000,000
Debt Issuance Costs, Net, Total									3,000
Long-term Debt, Total														$ 1,500,000									1,500,000	$ 1,900,000
Oxford Finance, LLC [Member] | Term Loan C [Member]
Debt Instrument, Face Amount									$ 5,000,000
Proceeds from Issuance of Debt						$ 0
Debt Instrument, Unused Borrowing Capacity, Amount						5,000,000
Debt Instrument, Unused Borrowing Capacity, Expired						$ 5,000,000
Oxford Finance, LLC [Member] | Term Loans [Member]
Debt Instrument, Interest Rate, Stated Percentage									7.06%
Debt Instrument, Prepayment Fee Before First Anniversary,Percentage									3.00%
Debt Instrument, Prepayment Fee if Company is Acquired Within Six Months of Closing, Percentage									1.00%
Debt Instrument, Prepayment Fee Between First and Second Anniversary, Percentage									2.00%
Debt Instrument, Prepayment Fee After Second Anniversary, Percentage									1.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Percentage									4.25%
Long-term Debt, Principal and Interest Payments, Term					3 years
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid																	$ 200,000	$ 100,000
Debt Instrument, Periodic Payment, Increase (Decrease) of Interest-Only Payments										60 days							150 days	1 year
Debt Instrument, Periodic Payment, Increase (Decrease) of Periodic Payments																	1 year 90 days	1 year 330 days
Gain (Loss) Debt Modification										$ 0	$ 0		$ 0
Interest Expense, Debt, Total																			157,000	$ 171,000	336,000	$ 309,000
Oxford Finance, LLC [Member] | Term Loans [Member] | Domain [Member]
Debt Instrument, Increase of Periodic Payments Upon Delivery of Executed Term Sheet													240 days
Proceeds from Noncontrolling Interests													$ 20,000,000
Restricted Cash, Total										$ 200,000									$ 200,000		$ 200,000				$ 200,000
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid													$ 50,000													$ 20,000
Oxford Finance, LLC [Member] | Term Loans [Member] | Convertible Promissory Note of 1.5 Million [Member]
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Entering Into a Merger																60 days
Debt Instrument, Increase of Periodic Payments Following Merger																330 days
Debt Instrument, Increase of Periodic Payments Following the Closing of a Convertible Note														300 days
Debt Instrument, Periodic Payment Terms, Increase (Decrease) in Balloon Payment to be Paid														$ 35,000		$ 25,000							35,000
Debt Instrument, Increase of Interest-Only Periodic Payments Upon Closing of Convertible Note														30 days		30 days
Proceeds from Convertible Debt														$ 1,500,000		$ 1,500,000
Oxford Finance, LLC [Member] | Term Loans [Member] | London Interbank Offered Rate (LIBOR) Swap Rate [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate								0.19%	0.19%
Majority Investors [Member]
Debt Instrument, Face Amount														$ 4,500,000									$ 4,500,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%									8.00%
Majority Investors [Member] | First Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total												$ 2,000,000
Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total	$ 500,000										$ 500,000
Majority Investors [Member] | Notes to Fund the Company's Operations [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%										8.00%